[redacted]

07054744

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

CERTNYS

1-33464

May 25, 2007

RECD S.E.C.
MAY 25 2007
1086

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, LDK Solar Co., Ltd., American Depositary Shares, (Each representing one ordinary share, nominal value $0.10 per share) and Ordinary shares, nominal value $0.10 per share (application for the Ordinary Shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 25, 2007. Tentative listing date – To be determined.

Sincerely

PROCESSED
JUN 04 2007
THOMSON
FINANCIAL

END